Shareholders' equity (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 25, 2017 USD ($)	Jul. 28, 2016 USD ($)	Nov. 30, 2012 shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares
Shareholders' equity
Ordinary shares, shares outstanding				73,003,248		73,003,248	73,003,248		73,003,248
Ordinary shares, shares issued				73,140,147		73,140,147	73,140,147		73,140,147
The percentage of net income that Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou required to transfer to surplus reserve				10.00%	10.00%
The percentage of their respective registered capital that the statutory surplus reserve must reach before Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are not required to transfer their net income				50.00%	50.00%
The percentage of registered capital that must be retained in the statutory surplus reserve balance after conversion into issued capital				25.00%	25.00%
Aggregate transfers made to the statutory surplus reserves by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou				$ 285	¥ 1,964	¥ 16,443	¥ 8,471
Accumulated statutory surplus reserve				$ 18,569		¥ 125,851			¥ 127,815
Purchase of Treasury Stock, shares								7,450,914
Purchase of Treasury Stock | ¥								¥ 131,302
Sale of treasury shares, shares			7,314,015					7,314,015
Treasury stock, shares				136,899		136,899			136,899
Share repurchase program, amount | $	$ 20,000	$ 20,000
Share repurchase program, period	12 months	12 months